INCOME TAX AND DEFERRED TAX, Component of Net Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	$ (6,456,750)
Deferred tax assets (liability), end of year	(2,223,565)	$ (6,456,750)
Deferred Tax Assets [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	731,935	995,431
Charge in results	97,189	(263,496)
Deferred tax assets (liability), end of year	829,124	731,935
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	12,294
Charge in results	0	(12,294)
Deferred tax assets (liability), end of year	0	0
Deferred Tax Assets [Member] | Tax Credits Discounted Value Loss [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	2,815
Charge in results	387	(2,815)
Deferred tax assets (liability), end of year	387	0
Deferred Tax Assets [Member] | Account Receivables Discounted Value [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	70
Charge in results	2,273	(70)
Deferred tax assets (liability), end of year	2,273	0
Deferred Tax Assets [Member] | Provisions for Legal Claims and Other Provisions [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	112,834	180,950
Charge in results	(11,928)	(68,116)
Deferred tax assets (liability), end of year	100,906	112,834
Deferred Tax Assets [Member] | Financial Lease [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	335,464	518,070
Charge in results	72,110	(182,606)
Deferred tax assets (liability), end of year	407,574	335,464
Deferred Tax Assets [Member] | Contract liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	283,637	281,232
Charge in results	34,347	2,405
Deferred tax assets (liability), end of year	317,984	283,637
Deferred Tax Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(7,188,685)	(9,947,866)
Charge in results	4,135,996	2,759,181
Deferred tax assets (liability), end of year	(3,052,689)	(7,188,685)
Deferred Tax Liabilities [Member] | Deferred Sales [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	85
Charge in results	2,839	(85)
Deferred tax assets (liability), end of year	2,839	0
Deferred Tax Liabilities [Member] | Loans [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(3,662)	(8,756)
Charge in results	(27,419)	5,094
Deferred tax assets (liability), end of year	(31,081)	(3,662)
Deferred Tax Liabilities [Member] | Property, Plant and Equipment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(7,161,058)	(9,915,672)
Charge in results	4,243,088	2,754,614
Deferred tax assets (liability), end of year	(2,917,970)	(7,161,058)
Deferred Tax Liabilities [Member] | Cash and Cash Equivalents [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(16,463)	(14,373)
Charge in results	(78,451)	(2,090)
Deferred tax assets (liability), end of year	(94,914)	(16,463)
Deferred Tax Liabilities [Member] | Inventories [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(7,502)	(9,150)
Charge in results	(4,061)	1,648
Deferred tax assets (liability), end of year	$ (11,563)	$ (7,502)